UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     RNC Capital Management LLC
Address:  11601 Wilshire Blvd., 25th Floor
          Los Angeles, CA  90025

Form 13F File Number: 28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name: Manuel A. Gutierrez
     -----------------------------------------
Title: SVP, Chief Financial Officer
      ----------------------------------------
Phone: (310) 477-6543
      ----------------------------------------
Signature, Place, and Date of Signing:


/s/ Manuel A. Gutierrez       Los Angeles, CA              May 3, 1999
--------------------------    ---------------              -----------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $871,078
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------               --------------    -----     --------  -------  ---  ----  -------  --------   ----  ------  ----
AFLAC INC                      COM           001055102    2,123    39,000   SH           SOLE             39,000
AT&T CORP                      COM           001957109    1,402    17,563   SH           SOLE             17,563
ALZA CORPORATION               CLASS A       022615108    1,306    34,150   SH           SOLE             34,150
ALZA CORP. CVT                 5.000%        022615AD0    1,154   995,000   PRN          SOLE            995,000
                               05-01-2006
AMER. BANKERS INS.             $3.125 Cvt    024456204      211     2,000   SH           SOLE              2,000
                               Pfd Ser B
AMERICAN GENERAL CORP          COM           026351106    1,022    14,490   SH           SOLE             14,490
AMERICAN HOME PRODUCTS CORP    COM           026609107   21,018   322,115   SH           SOLE            321,815          300
APPLIED MATERIALS INC          COM           038222105    1,326    21,500   SH           SOLE             21,500
AVON PRODS INC                 COM           054303102   24,722   525,302   SH           SOLE            524,602          700
BANK NEW YORK COMPANY          COM           064057102   34,801   968,396   SH           SOLE            967,396        1,000
BANKAMERICA CORP (NEW)         COM           06605F102      226     3,200   SH           SOLE              3,200
BELL ATLANTIC                  COM           077853109      766    14,823   SH           SOLE             14,823
BELLSOUTH CORP                 COM           079860102   23,850   595,326   SH           SOLE            594,526          800
CARNIVAL CRUISE LINES          CL A          143658102   29,692   611,425   SH           SOLE            610,825          600
CHANCELLOR MEDIA CORP          COM           158915108    1,843    39,100   SH           SOLE             39,100
CHASE MANHATTAN CORP           COM           16161A108   29,819   366,434   SH           SOLE            366,034          400
CHEVRON CORP                   COM           166751107   26,221   295,443   SH           SOLE            295,143          300
CHIQUITA BRANDS                CVT Pfd       170032403      885    23,650   SH           SOLE             23,650
CISCO SYSTEMS INC.             COM           17275R102    2,230    20,350   SH           SOLE             20,350
CITIGROUP INC                  COM           172967101   27,179   425,500   SH           SOLE            424,950          550
CLEAR CHANNEL COMM.            CVT 2.625%    184502AB8      608   491,000   PRN          SOLE            491,000
                               04-01-2003
COMPAQ COMPUTER CORP           COM           204493100   10,409   328,490   SH           SOLE            328,490
CONSECO FIN TRST               $3.50 Cvt     208464602      372     9,400   SH           SOLE              9,400
                               Pfd Ser F
CROWN CORK & SEAL              $2.250        228255303      298    10,950   SH           SOLE             10,950
                               Cvt Pfd
DIAL CORP                      COM           25247D101    1,586    46,150   SH           SOLE             46,150
DIAMOND OFFSHORE               CVT 3.750%    25271CAA0      244   235,000   PRN          SOLE            235,000
                               02-15-2007
DISNEY WALT CO                 COM           254687106   20,369   654,423   SH           SOLE            654,423
DOW CHEMICAL CO                COM           260543103   19,296   207,068   SH           SOLE            206,768          300
EQUITY RESIDENTIAL             $1.813 Cvt    29476L859      839    39,000   SH           SOLE             39,000
                               Pfd Ser G
EXXON CORPORATION              COM           302290101      790    11,200   SH           SOLE             11,200
FINOVA FINANCE                 $2.75 Cvt     31808E207      918    12,750   SH           SOLE             12,750
                               Pfd Ser A
FIRST DATA CORP                COM           319963104   22,351   522,824   SH           SOLE            522,224          600
FORD MOTOR COMPANY             COM           345370100   20,818   367,240   SH           SOLE            366,890          350
GTE CORP                       COM           362320103   23,071   381,337   SH           SOLE            380,937          400
GENERAL ELECTRIC COMPANY       COM           369604103   37,321   337,362   SH           SOLE            336,862          500
GENERAL MOTORS                 CLASS H       370442832    1,014    20,100   SH           SOLE             20,100
GILLETTE COMPANY               COM           375766102    1,667    28,050   SH           SOLE             28,050
HARTFORD FINL SERVICES GRP INC COM           416515104   23,221   408,737   SH           SOLE            408,337          400
HEWLETT-PACKARD COMPANY        COM           428236103   27,318   402,850   SH           SOLE            402,550          300
HILTON HOTEL CORP. Cvt.        5.000%        432848AL3      693   739,000   SH           SOLE            739,000
                               05-15-2006
ITT INDUSTRIES INC             COM           450911102   16,659   470,914   SH           SOLE            470,214          700
INTEL CORPORATION              COM           458140100      380     3,200   SH           SOLE              3,200
INTERNATIONAL BUSINESS MACHINE COM           459200101   40,126   226,381   SH           SOLE            226,081          300
JOHNSON & JOHNSON              COM           478160104   34,052   364,189   SH           SOLE            363,689          500
K - MART                       $3.875 CVT    498778208    1,618    26,750   SH           SOLE             26,750
                               PFD SER T
LILLY ELI & COMPANY            COM           532457108   13,681   161,190   SH           SOLE            161,190
LIVENT INC                     COM           537902108        1    10,000   SH           SOLE             10,000
LOEWS CORP. CV                 3.125%        540424AL2      767   900,000   SH           SOLE            900,000
                               09-15-2007
LOWES CO INC                   COM           548661107    1,794    29,650   SH           SOLE             29,650
MBIA INCORPORATED              COM           55262C100      902    15,550   SH           SOLE             15,550
MBNA CORPORATION               COM           55262L100    1,093    45,787   SH           SOLE             45,787
MCI WORLDCOM INC               COM           55268B106    3,368    38,035   SH           SOLE             38,035
MAGNA INT'L INC. CVT.          5.000%        559222AE4      291   265,000   SH           SOLE            265,000
                               10-15-2002
MARSH & MCLENNAN COS INC       COM           571748102   26,760   360,408   SH           SOLE            359,958          450
MAY DEPT STORES CO             COM           577778103   17,022   435,066   SH           SOLE            434,316          750
MCKESSON FINANCIAL TRUST       $2.50 CVT PFD 58155P501      337     3,700   SH           SOLE              3,700
MCKESSON HBOC INC              COM           58155Q103   19,759   299,383   SH           SOLE            299,183          200
MERCK & COMPANY INCORPORATED   COM           589331107      288     3,600   SH           SOLE              3,600
MICROSOFT CORP                 COM           594918104   37,607   419,604   SH           SOLE            419,204          400
MONSANTO COMPANY               COM           611662107    1,440    31,350   SH           SOLE             31,350
MONSANTO CO                    $2.60 CVT PFD 611662305    1,697    36,500   SH           SOLE             36,500
NAT'L DATA CORP. CVT           5.000%        635621AA3    1,727 1,643,000   SH           SOLE          1,643,000
                               11-01-2003
NUEVO ENERGY                   $2.875 CVT    670511203      585    19,500   SH           SOLE             19,500
                               PFD SER A
PPG INDUSTRIES                 COM           693506107   14,396   280,905   SH           SOLE            280,605          300
PENNZENERGY CO SR DEB EXCH     4.900%        70931QAA7      215   216,910   SH           SOLE            216,910
                               05-15-2008
PEPSICO INCORPORATED           COM           713448108   21,409   546,330   SH           SOLE            545,730          600
PFIZER INC                     COM           717081103   30,141   217,235   SH           SOLE            216,935          300
PHYCOR INC. CVT                4.500%        71940FAB6      222   390,000   SH           SOLE            390,000
                               02-15-2003
PROCTER AND GAMBLE COMPANY                   742718109   24,230   247,400   SH           SOLE            247,100          300
RELIANT ENERGY INC                           75952J108      328    12,600   SH           SOLE             12,600
RITE AID CORP                                767754104      573    22,900   SH           SOLE             22,900
RITE AID CORP CVT              5.250%        767754AL8    1,444 1,395,000   SH           SOLE          1,395,000
                               09-15-2002
SCHERING PLOUGH CORP           COM           806605101   22,971   415,763   SH           SOLE            415,313          450
SEALED AIR CORP                $2.000 CVT    81211K209      715    14,450   SH           SOLE             14,450
                               PFD Ser A
TXI CAPITAL TRUST 1            $2.75 CVT PFD 873119200      269     8,400   SH           SOLE              8,400
TENET HEALTHCARE  THC6 CV      6.000%        88033GAD2      338   423,000   SH           SOLE            423,000
                               12-01-2005
TEXACO INC                     COM           881694103   23,573   415,386   SH           SOLE            414,886          500
THERMO INSTRUMENT CVT          4.000%        883559AE6      458   562,000   SH           SOLE            562,000
                               01-15-2005
TYCO INTL LTD                  COM           902124106   32,051   446,705   SH           SOLE            446,305          400
USX CORP                       $3.25 CVT     902905819    1,011    20,600   SH           SOLE             20,600
                               PFD SER A
U.S. FILTER CORP CVT           4.500%        911843AF7    1,272 1,298,000   SH           SOLE          1,298,000
                               12-15-2001
VORNADO REALTY TRUST           $3.25 Cvt     929042208      534    10,900   SH           SOLE             10,900
                               Pfd Ser A
WASHINGTON MUTUAL INC          COM           939322103    1,209    29,579   SH           SOLE             29,579
WATSON PHARMACEUTICAL INC.     COM           942683103    1,344    30,450   SH           SOLE             30,450
WELLS FARGO & CO (NEW)         COM           949746101   21,776   621,065   SH           SOLE            620,465          600
WENDYS INT'L INC               $2.50 CVT     950588202    1,627    27,000   SH           SOLE             27,000
                               PFD SER A
ROYAL CARIBBEAN                $3.625        V7780T111    2,019    16,500   SH           SOLE             16,500
                               CVT PFD

TOTAL DATA RECORDS 86                                   871,078